Derivatives, Net Gains (Losses) in Income related to Derivatives Not Designated as Hedging Instruments (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains recognized related to derivatives not designated as hedging instruments	$ 6,066	$ 5,414
Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	8,010	5,278
Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(1,944)	136
Foreign Exchange Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	501	698
Foreign Exchange Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(53)	70
Equity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(234)	769
Equity Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	4	(5)
Commodity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(14)	124
Other Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	0	(5)
Credit Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(54)	(200)
Credit Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(15)	(18)
Interest Rate Contracts Recognized In Noninterest Income Other [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	589	298
Interest Rate Contracts Recognized In Noninterest Income Other [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	2	(157)
Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	7,222	3,594
Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	$ (1,882)	$ 246